Equity (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Capital Stock

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

Summary of Dividends Declared and Paid

For the years ended December 31, 2020,  2019 and 2018 the dividends declared and paid by the Company and Coca-Cola FEMSA were as follows:

	2020		2019		2018
FEMSA	Ps.	10,360	Ps.	9,692	Ps.	9,220
Coca-Cola FEMSA (100% of dividend)		10,210		7,437		7,038

For the years ended December 31, 2020 and 2019 the dividends declared and paid per share by the Company are as follows:

Series of Shares	2020		2019		2018
“B”	Ps.	0.51667	Ps.	0.48333	Ps.	0.45980
“D”		0.64583		0.60417		0.57480